CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues
Total revenues	$ 27,635	$ 26,570	$ 17,649
Cost of revenues
Total cost of revenues	14,251	16,347	11,261
Gross profit	13,384	10,223	6,388
Operating expenses:
Research and development	3,417	3,110	3,412
Sales and marketing	2,401	2,200	2,657
General and administrative	6,344	5,460	5,186
Other (income) expenses, net	1,999	2,812	1,138
Total operating expenses	14,161	13,582	12,393
Operating loss	(777)	(3,359)	(6,005)
Financial income (expenses), net	1,020	(663)	(1,751)
Income (loss) before income taxes	243	(4,022)	(7,756)
Income tax	418	0	299
Net income (loss)	$ 661	$ (4,022)	$ (7,457)
Net loss per share:
Net income (loss) per share - Basic	$ 0.38	$ (12)	$ (40)
Net income (loss) per share - Diluted	$ 0.38	$ (12)	$ (40)
Shares used in calculation of net income per share:
Basic Shares used in calculation of net income per share	1,730,461	338,102	184,561
Diluted Shares used in calculation of net income per share	1,730,461	338,102	184,561
Product [Member]
Revenues
Total revenues	$ 20,109	$ 19,767	$ 10,100
Cost of revenues
Total cost of revenues	8,828	11,175	7,261
Service [Member]
Revenues
Total revenues	7,526	6,803	7,549
Cost of revenues
Total cost of revenues	$ 5,423	$ 5,172	$ 4,000